SUPPLEMENTAL FINANCIAL INFORMATION (Details) - USD ($) $ in Millions	Dec. 30, 2017	Dec. 31, 2016
Inventories
Raw materials	$ 214.6	$ 185.0
Work-in-progress	179.8	156.8
Finished goods	215.2	177.3
Inventories, net	$ 609.6	$ 519.1